Tax on Profit on Ordinary Activities (Tables)	12 Months Ended
Jun. 30, 2018
Income Taxes [Abstract]
Summary of analysis of charge/credit in the year
Analysis of charge / (credit) in the year

	2018 £’000	2017 £’000	2016 £’000
UK corporation tax based on the results for the year ended 30 June 2018 at 19% (2017: 19.75%, 2016: 20%)	£1,977	£1,664	£2,275
Overseas tax	4,048	3,066	2,188
Current Tax	6,025	4,730	4,463
Deferred Tax	(350)	138	(338)
Total tax	£5,675	£4,868	£4,125

Reconciliation of the tax rate on group profits
Reconciliation of the tax rate on group profits

	2018		2017		2016
	£’000%		£’000%		£’000%
Profit on ordinary activities before taxation	£24,650		£21,700		£20,831
Profit on ordinary activities at UK statutory rate	4,684	19.0	4,286	19.8	4,167	20.0
Differences in overseas tax rates	(359)	(1.5)	(219)	(1.0)	(372)	(1.8)
Impact of share based compensation	150	0.6	56	0.2	100	0.5
Utilisation of previously unrecognised tax losses	(2)	—	(2)	—	(31)	(0.1)
Other permanent differences	1,030	4.2	258	1.2	239	1.1
Adjustments related to prior periods	(73)	(0.3)	292	1.3	7	—
Tax on unremitted earnings/witholding tax on dividends	185	0.8	197	0.9	—	—
Impact of rate change on deferred tax	60	0.2	—	—	15	0.1
Total	£5,675	23.0%	£4,868	22.4%	£4,125	19.8%

Summary of tax on items charged to equity and statement of comprehensive income
Tax on items charged to equity and statement of comprehensive income

	2018 £’000	2017 £’000	2016 £’000
Share-based compensation	(1,090)	(42)	(63)
Total credit to equity and statement of comprehensive income	(1,090)	(42)	(63)